Income Taxes (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Cayman Islands USD ($)	Dec. 31, 2014 Cayman Islands CNY	Dec. 31, 2013 Cayman Islands CNY	Dec. 31, 2012 Cayman Islands CNY	Dec. 31, 2014 PRC USD ($)	Dec. 31, 2014 PRC CNY	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2014 USA USD ($)	Dec. 31, 2014 USA CNY	Dec. 31, 2013 USA CNY	Dec. 31, 2012 USA CNY	Dec. 31, 2014 Other foreign countries USD ($)	Dec. 31, 2014 Other foreign countries CNY	Dec. 31, 2013 Other foreign countries CNY	Dec. 31, 2012 Other foreign countries CNY
Income Taxes
Total loss before income taxes	$ (211,393)	(1,311,612)	(2,023,873)	(3,397,629)	$ (51,502)	(319,552)	(220,079)	(197,133)	$ (142,546)	(884,440)	(1,868,948)	(2,935,315)	$ 4,626	28,700	56,678	(46,550)	$ (21,971)	(136,320)	8,476	(218,631)
Total current income tax expense	14,619	90,699	61,641	14,410					10,925	67,776	49,655	285	3,632	22,536	77	4,503	62	387	11,909	9,622
Deferred income tax benefit	(158)	(976)	(30,616)	(220,152)					(1,209)	(7,500)	(19,679)	(219,143)	(471)	(2,922)			1,522	9,446	(10,937)	(1,009)
Total income tax expense (benefit)	$ 14,461	89,723	31,025	(205,742)